Related Parties (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term compensation (salaries and social charges)	R$ 8,199	R$ 6,343	R$ 3,638
Long-term incentive (share-based payments)	864	1,170	604
Key management compensation payable	R$ 9,063	R$ 7,513	R$ 4,242